Severance, Restructuring, and Acquisition Integration Activities Severance, Restructuring, and Acquisition Integration Activities (Tables) (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs	$ 11,700	$ 12,800	$ 5,900	$ 8,400	$ 13,600	$ 14,100	$ 4,900	$ 14,600		$ 38,770	$ 47,170	$ 70,827
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs										7,082	19,101	37,254
Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs										31,688	28,069	33,573
Broadcast Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										10,414	39,078	48,557
Broadcast Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs										(116)	16,694	20,025
Broadcast Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs										10,530	22,384	28,532
Enterprise Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										11,962	723	3,318
Enterprise Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs										636	(186)	2,183
Enterprise Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs										11,326	909	1,135
Industrial Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										9,923	6,228	11,953
Industrial Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs										2,828	3,309	9,732
Industrial Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs										7,095	2,919	2,221
Network Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										6,471	1,141	6,999
Network Solutions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs										3,734	(716)	5,314
Network Solutions [Member] | Other Than Severance Costs Restructuring And Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs										2,737	1,857	1,685
Industrial Manufacturing Footprint Program [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										17,800
Industrial Manufacturing Footprint Program [Member] | Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost Remaining									$ 15,000
Expected Savings From Restructuring									$ 10,000
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										12,300	9,400	20,700
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										25,700	31,700	46,500
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs										$ 800	$ 6,100	$ 3,600